UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/14

Date of reporting period:  12/31/13

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2013 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 46.56%
Commercial & Professional Services - 2.86%
FTI Consulting, Inc. (a)	303,952	$12,504,585
Consumer Durables & Apparel - 2.79%
Coach, Inc.	122,659	6,884,850
Crocs, Inc. (a)	334,180	5,320,145
		12,204,995
Consumer Services - 1.52%
Speedway Motorsports, Inc.	334,358	6,637,006
Diversified Financials - 8.71%
Berkshire Hathaway, Inc. - Class B (a)	110,000	13,041,600
The Bank Of New York Mellon Corp.	403,000	14,080,820
The Western Union Co.	636,470	10,979,107
		38,101,527
Energy - 5.14%
Bill Barrett Corp. (a)	317,121	8,492,501
Newfield Exploration Co. (a)	474,870	11,696,048
Warren Resources, Inc. (a)	732,400	2,299,736
		22,488,285
Materials - 1.55%
Royal Gold, Inc.	147,500	6,795,325
Media - 3.15%
World Wrestling Entertainment, Inc. (b)	830,459	13,769,010
Pharmaceuticals, Biotechnology & Life Sciences - 2.72%
Bio-Rad Laboratories, Inc. (a)	96,327	11,906,980
Retailing - 5.31%
Aaron's, Inc.	155,834	4,581,520
American Eagle Outfitters, Inc.	545,610	7,856,784
Big Lots, Inc. (a)	334,610	10,804,557
		23,242,861
Software & Services - 9.58%
Amdocs Ltd. (c)	233,400	9,625,416
Check Point Software Technologies Ltd. (a)(c)	94,980	6,128,110
CSG Systems International, Inc.	265,205	7,797,027
Global Payments, Inc.	139,000	9,033,610
ManTech International Corp.	140,144	4,194,510
Microsoft Corp.	138,000	5,165,340
		41,944,013
Technology Hardware & Equipment - 2.30%
Ingram Micro, Inc. (a)	428,106	10,043,367
Telecommunication Services - 0.93%
Telephone & Data Systems, Inc.	156,769	4,041,505
TOTAL COMMON STOCKS (Cost $156,987,842)		203,679,459

	Principal
	Amount
CORPORATE BONDS - 25.37%
Capital Goods - 0.11%
Oshkosh Corp.
8.500%, 03/01/2020	$424,000	468,520

Consumer Durables & Apparel - 1.96%
Smith & Wesson Holding Corp.
5.875%, 06/15/2017 (d)(e)	8,487,000	8,571,870
Consumer Services - 3.53%
Regis Corp.
5.750%, 12/05/2017 (d)(e)(f)	8,275,000	8,316,375
Ruby Tuesday, Inc.
7.625%, 05/15/2020	7,614,000	7,157,160
		15,473,535
Diversified Financials - 0.91%
National Money Mart Co. (c)
10.375%, 12/15/2016	3,901,000	3,959,515
Energy - 8.40%
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	8,355,000	8,981,625
Northern Oil & Gas, Inc.
8.000%, 06/01/2020	12,632,000	13,232,020
PetroQuest Energy, Inc.
10.000%, 09/01/2017	6,182,000	6,413,825
PHI, Inc.
8.625%, 10/15/2018	4,001,000	4,301,075
Swift Energy Co.
8.875%, 01/15/2020	3,677,000	3,824,080
		36,752,625
Food & Staples Retailing - 0.72%
Spartan Stores, Inc.
6.625%, 12/15/2016 (d)(e)(f)	3,000,000	3,163,125
Food, Beverage & Tobacco - 1.63%
Cott Beverages, Inc.
8.125%, 09/01/2018	6,632,000	7,162,560
Household & Personal Products - 1.87%
Central Garden & Pet Co.
8.250%, 03/01/2018	3,242,000	3,152,845
The Scotts Miracle-Gro Co.
7.250%, 01/15/2018	4,807,000	4,999,280
		8,152,125
Materials - 1.46%
Compass Minerals International, Inc.
8.000%, 06/01/2019	6,029,000	6,398,276
Retailing - 0.99%
Brown Shoe Co., Inc.
7.125%, 05/15/2019	4,070,000	4,324,375
Software & Services - 1.60%
ManTech International Corp.
7.250%, 04/15/2018	6,665,000	7,014,912
Transportation - 2.19%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	4,173,000	4,621,598
Swift Services Holdings, Inc.
10.000%, 11/15/2018	4,438,000	4,937,275
		9,558,873
TOTAL CORPORATE BONDS (Cost $110,771,464)		111,000,311

CONVERTIBLE BOND - 1.94%
Materials - 1.94%
AuRico Gold, Inc. (c)
3.500%, 10/01/2016	8,876,000	8,498,770
TOTAL CONVERTIBLE BOND (Cost $8,434,234)		8,498,770

Total Investments (Cost $276,193,540) - 73.87%	323,178,540
Other Assets in Excess of Liabilities - 26.13%	114,340,474
TOTAL NET ASSETS - 100.00%	$437,519,014

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated Company. See Footnote 3.
(c)	Foreign issued security.
(d)	Security restricted to resale.	Cost	Original acquisition date
	Smith & Wesson Holding Corp.	$ 8,487,000	June 11, 2013
	Regis Corp.	8,275,000	November 27, 2013
	Spartan Stores, Inc.	3,147,282	February 6, 2013
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Fair valued security. The aggregate value of fair valued securities as of December 31, 2013 was $11,479,500, which represented
2.62% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2013 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 33.97%
Commercial & Professional Services - 4.38%
FTI Consulting, Inc. (a)	371,960	$15,302,435
Tetra Tech, Inc. (a)	569,590	15,937,128
		31,239,563
Energy - 2.86%
Newfield Exploration Co. (a)	829,985	20,442,530
Insurance - 2.08%
Aspen Insurance Holdings Ltd. (b)	359,081	14,833,636
Materials - 1.55%
AuRico Gold, Inc. (b)	1,016,000	3,718,560
Pan American Silver Corp. (b)	335,000	3,919,500
Royal Gold, Inc.	74,600	3,436,822
		11,074,882
Media - 3.95%
World Wrestling Entertainment, Inc. (c)	1,701,603	28,212,578
Pharmaceuticals, Biotechnology & Life Sciences - 2.89%
Bio-Rad Laboratories, Inc. (a)	166,684	20,603,809
Retailing - 4.40%
Aaron's, Inc.	726,910	21,371,154
Big Lots, Inc. (a)	309,685	9,999,728
		31,370,882
Software & Services - 7.10%
Amdocs Ltd. (b)	527,321	21,746,718
CSG Systems International, Inc.	280,904	8,258,578
Global Payments, Inc.	180,209	11,711,783
ManTech International Corp.	300,971	9,008,062
		50,725,141
Technology Hardware & Equipment - 3.90%
Ingram Micro, Inc. (a)	737,008	17,290,208
Tech Data Corp. (a)	204,074	10,530,218
		27,820,426
Telecommunication Services - 0.86%
Telephone & Data Systems, Inc.	239,519	6,174,800
TOTAL COMMON STOCKS (Cost $182,027,218)		242,498,247

Total Investments (Cost $182,027,218) - 33.97%		242,498,247
Other Assets in Excess of Liabilities - 66.03%		471,421,639
TOTAL NET ASSETS - 100.00%		$713,919,886

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) Affiliated Company. See Footnote 3

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
December 31, 2013 (Unaudited)

Counterparty of contract	Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
Morgan Stanley	01/10/14	U.S. Dollars	11,988,479	Swedish Krona	82,000,000	$(758,264)
Morgan Stanley	01/10/14	Swedish Krona	38,000,000	U.S. Dollars	5,803,121	103,906
Morgan Stanley	01/10/14	Swedish Krona	44,000,000	U.S. Dollars	6 ,729,990	109,726
						$(544,632)
The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2013 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCK - 1.10%
Media - 1.10%
World Wrestling Entertainment, Inc. (a)	70,000	$1,160,600
TOTAL COMMON STOCK (Cost $634,979)		1,160,600

	Principal
	Amount
CORPORATE BONDS - 58.35%
Capital Goods - 0.18%
Oshkosh Corp.
8.500%, 03/01/2020	$171,000	188,955
Consumer Durables & Apparel - 4.49%
Smith & Wesson Holding Corp.
5.875%, 06/15/2017 (b)(c)	4,688,000	4,734,880
Consumer Services - 7.08%
Regis Corp.
5.750%, 12/05/2017 (b)(c)(d)	4,225,000	4,246,125
Ruby Tuesday, Inc.
7.625%, 05/15/2020	3,434,000	3,227,960
		7,474,085
Diversified Financials - 1.93%
National Money Mart Co. (e)
10.375%, 12/15/2016	2,005,000	2,035,075
Energy - 18.01%
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	4,744,000	5,099,800
Northern Oil & Gas, Inc.
8.000%, 06/01/2020	4,395,000	4,603,763
PetroQuest Energy, Inc.
10.000%, 09/01/2017	3,662,000	3,799,325
PHI, Inc.
8.625%, 10/15/2018	2,551,000	2,742,325
Swift Energy Co.
8.875%, 01/15/2020	2,650,000	2,756,000
		19,001,213
Food & Staples Retailing - 2.00%
Spartan Stores, Inc.
6.625%, 12/15/2016 (b)(c)(d)	2,000,000	2,108,750
Food, Beverage & Tobacco - 3.99%
Cott Beverages, Inc.
8.125%, 09/01/2018	3,896,000	4,207,680
Household & Personal Products - 5.03%
Central Garden & Pet Co.
8.250%, 03/01/2018	2,120,000	2,061,700
The Scotts Miracle-Gro Co.
7.250%, 01/15/2018	3,110,000	3,234,400
		5,296,100
Materials - 3.94%
Compass Minerals International, Inc.
8.000%, 06/01/2019	3,921,000	4,161,161
Retailing - 3.48%
Brown Shoe Co., Inc.
7.125%, 05/15/2019	3,452,000	3,667,750

Software & Services - 3.11%
ManTech International Corp.
7.250%, 04/15/2018	3,120,000	3,283,800
Transportation - 5.11%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	1,800,000	1,993,500
Swift Services Holdings, Inc.
10.000%, 11/15/2018	3,054,000	3,397,575
		5,391,075
TOTAL CORPORATE BONDS (Cost $61,472,115)		61,550,524

CONVERTIBLE BOND - 3.43%
Materials - 3.43%
AuRico Gold, Inc. (e)
3.500%, 10/01/2016	3,780,000	3,619,350
TOTAL CONVERTIBLE BOND (Cost $3,619,042)		3,619,350

Total Investments (Cost $65,726,136) - 62.88%		66,330,474
Other Assets in Excess of Liabilities - 37.12%		39,155,605
TOTAL NET ASSETS - 100.00%		$105,486,079

Percentages are stated as a percent of net assets.

(a)	Affiliated Company. See Footnote 3
(b)	Security restricted to resale.	Cost	Original acquisition date
	Smith & Wesson Holding Corp.	$ 4,688,000	June 11, 2013
	Regis Corp.	4,225,000	November 27, 2013
	Spartan Stores, Inc.	2,098,188	February 6, 2013
(c)	Security is considered illiquid and may be difficult to sell.
(d)	Fair valued security. The aggregate value of fair valued securities as of December 31, 2013 was $6,354,875, which represented
6.02% of net assets.
(e)	Foreign issued security.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2013 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 39.57%
Commercial & Professional Services - 3.13%
FTI Consulting, Inc. (a)	20,875	$858,797
Tetra Tech, Inc. (a)	17,600	492,448
		1,351,245
Consumer Durables & Apparel - 1.63%
Coach, Inc.	12,600	707,238
Diversified Financials - 3.13%
Northern Trust Corp.	7,300	451,797
The Bank Of New York Mellon Corp.	25,810	901,801
		1,353,598
Energy - 3.47%
Bill Barrett Corp. (a)	14,370	384,829
Newfield Exploration Co. (a)	45,250	1,114,507
		1,499,336
Health Care Equipment & Services - 2.51%
Laboratory Corp. of America Holdings (a)	11,900	1,087,303
Insurance - 1.45%
Aspen Insurance Holdings Ltd. (b)	15,100	623,781
Materials - 1.54%
AuRico Gold, Inc. (b)	41,800	152,988
Newmont Mining Corp.	5,800	133,574
Pan American Silver Corp. (b)	20,000	234,000
Royal Gold, Inc.	3,140	144,660
		665,222
Media - 3.79%
World Wrestling Entertainment, Inc. (c)	98,781	1,637,789
Pharmaceuticals, Biotechnology & Life Sciences - 2.79%
Bio-Rad Laboratories, Inc. (a)	9,741	1,204,085
Retailing - 1.40%
Big Lots, Inc. (a)	18,700	603,823
Software & Services - 8.12%
Amdocs Ltd. (b)	20,580	848,719
Check Point Software Technologies Ltd. (a)(b)	8,000	516,160
CSG Systems International, Inc.	16,715	491,421
Global Payments, Inc.	11,010	715,540
Microsoft Corp.	25,030	936,873
		3,508,713
Technology Hardware & Equipment - 4.95%
Cisco Systems, Inc.	39,000	875,550
Ingram Micro, Inc. (a)	36,123	847,446
Tech Data Corp. (a)	8,000	412,800
		2,135,796
Telecommunication Services - 1.66%
Telephone & Data Systems, Inc.	27,838	717,664
TOTAL COMMON STOCKS (Cost $13,158,668)		17,095,593

Total Investments (Cost $13,158,668) - 39.57%		17,095,593
Other Assets in Excess of Liabilities - 60.43%		26,106,268
TOTAL NET ASSETS - 100.00%		$43,201,861

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated Company. See Footnote 3

The accompanying footnotes are an integral part of these Schedules of Investments.

Footnotes to the Schedules of Investments
December 31, 2013

1. Fair Value Measurement

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2 securities.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Funds' investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Common Stocks*	$203,679,459	$-	$-	$203,679,459
Corporate Bonds
Consumer Discretionary	-	20,053,405	8,316,375	28,369,780
Consumer Staples	-	15,314,685	3,163,125	18,477,810
Energy	-	36,752,625	-	36,752,625
Financials	-	3,959,515	-	3,959,515
Industrials	-	10,027,393	-	10,027,393
Information Technology	-	7,014,912	-	7,014,912
Materials	-	6,398,276	-	6,398,276
Total Corporate Bonds	-	99,520,811	11,479,500	111,000,311

Total Convertible Bond*	-	8,498,770	-	8,498,770

Total Assets	$203,679,459	$108,019,581	$11,479,500	$323,178,540

Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$242,498,247	$-	$-	$242,498,247

Total Forward Currency Contracts**	-	213,632	-	213,632

Total Assets	$242,498,247	$213,632	$-	$242,711,879

Liabilities
Total Forward Currency Contracts**	$-	$(758,264)	$-	$(758,264)

Total Liabilities	$-	$(758,264)	$-	$(758,264)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$1,160,600	$-	$-	$1,160,600
Corporate Bonds
Consumer Discretionary	-	11,630,590	4,246,125	15,876,715
Consumer Staples	-	9,503,780	2,108,750	11,612,530
Energy	-	19,001,213	-	19,001,213
Financials	-	2,035,075	-	2,035,075
Industrials	-	5,580,030	-	5,580,030
Information Technology	-	3,283,800	-	3,283,800
Materials	-	4,161,161	-	4,161,161
Total Corporate Bonds	-	55,195,649	6,354,875	61,550,524

Total Convertible Bond*	-	3,619,350	-	3,619,350

Total Assets	$1,160,600	$58,814,999	$6,354,875	$66,330,474

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$17,095,593	$-	$-	$17,095,593

Total Assets	$17,095,593	$-	$-	$17,095,593

* For further information regarding security characteristics, please see the Schedules of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers of securities between Level 1 and Level 2 during the reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period. Transfers between levels are recognized at the end of the reporting period.
	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Beginning Balance - October 1, 2013	$3,168,750	$-	$2,112,500	$-
Purchases	8,275,000	-	4,225,000	-
Sales	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized appreciation (depreciation)	35,750	-	17,375	-
Net Transfers Into/(Out of) Level 3	-	-	-	-
Ending Balance - December 31, 2013	$11,479,500	$-	$6,354,875	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3.

Intrepid Capital Fund
Type of Security	Industry Group	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Inputs	Range
Corporate Bonds
	Consumer Services	8,316,375	Broker quotes	Mean of two independent broker quotes	N/A
	Food & Staples Retailing	3,163,125	Broker quotes	Mean of two independent broker quotes	N/A

Intrepid Income Fund
Type of Security	Industry Group	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Inputs	Range
Corporate Bonds
	Consumer Services	4,246,125	Broker quotes	Mean of two independent broker quotes	N/A
	Food & Staples Retailing	2,108,750	Broker quotes	Mean of two independent broker quotes	N/A

The significant unobservable inputs used in the fair value measurement of the corporate bonds are the means of two unpublished independent broker quotes, which approximates the bonds' value in the market place.

Derivative Instruments and Hedging Activities

The Funds' adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to exchange rate risk. During the period ended
December 31, 2013, the Intrepid Capital Fund and the Intrepid Small Cap Fund held derivative instruments.

The Intrepid Capital Fund and the Intrepid Small Cap Fund used forward currency contracts during the period for the purpose of hedging exposures to non- U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Funds.

Values of Forward Currency Contracts as of December 31, 2013

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Intrepid Small Cap Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$ 213,632	Depreciation of forward currency contracts	$ (758,264)
Total		$ 213,632		$ (758,264)

The average monthly notional amounts of forward currency contracts during the period ended December 31, 2013 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Small Cap Fund
Forward currency contracts	$ 1,671,148	$ 12,533,111

Short Positions	Intrepid Capital Fund	Intrepid Small Cap Fund
Forward currency contract	$ (1,647,446)	$ (11,988,479)

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2013 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid Disciplined Value Fund (collectively the "Funds"), were as follows*:

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Cost of Investments	$276,193,540	$182,027,218	$65,726,136	$13,158,668
Gross unrealized appreciation	$50,336,983	$63,039,118	$1,143,569	$4,028,877
Gross unrealized depreciation	(3,351,983)	(2,568,089)	(539,231)	(91,952)
Net unrealized appreciation	$46,985,000	$60,471,029	$604,338	$3,936,925

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

3.	Transactions with Affiliates
	The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from
	October 1, 2013 through December 31, 2013. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	Intrepid Capital Fund
		Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2013	Additions	Reductions	at December 31, 2013	Income	Gain	December 31, 2013	December 31, 2013
	EPIQ Systems, Inc. (a)	612,066	-	(612,066)	-	55,086	1,833,798	-	-
	World Wrestling Entertainment, Inc.	830,459	-	-	830,459	99,655	-	13,769,010	7,638,826
						$ 154,741	$ 1,833,798	$ 13,769,010	$ 7,638,826

	Intrepid Small Cap Fund
		Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2013	Additions	Reductions	at December 31, 2013	Income	Gain	December 31, 2013	December 31, 2013
	EPIQ Systems, Inc. (a)	1,260,574	-	(1,260,574)	-	-	3,737,643	-	-
	World Wrestling Entertainment, Inc.	2,055,828	-	(354,225)	1,701,603	235,161	1,981,632	28,212,578	14,973,310
						$ 235,161	$ 5,719,275	$ 28,212,578	$ 14,973,310
	Intrepid Income Fund
		Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2013	Additions	Reductions	at December 31, 2013	Income	Gain	December 31, 2013	December 31, 2013
	World Wrestling Entertainment, Inc.	118,525	-	(48,525)	70,000	11,839	269,869	1,160,600	634,979
						$ 11,839	$ 269,869	$ 1,160,600	$ 634,979

	Intrepid Disciplined Value Fund
		Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2013	Additions	Reductions	at December 31, 2013	Income	Gain	December 31, 2013	December 31, 2013
	EPIQ Systems, Inc. (a)	32,570	-	(32,570)	-	-	115,745	-	-
	World Wrestling Entertainment, Inc.	102,231	-	(3,450)	98,781	12,268	24,010	1,637,789	878,133
						$ 12,268	$ 139,755	$ 1,637,789	$ 878,133

	(a) Security is no longer an affiliated company at December 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)                  /s/ Mark F. Travis
Mark F. Travis, President

Date            2/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark F. Travis
Mark F. Travis, President

Date             2/24/14

By (Signature and Title)*                /s/ Donald C. White
Donald C. White, Treasurer

Date            2/24/14

* Print the name and title of each signing officer under his or her signature.